SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of entity's operating segments [Abstract]
SEGMENTAL INFORMATION	SEGMENTAL INFORMATION
AngloGold Ashanti’s operating segments are being reported based on the financial information regularly provided to the Chief
Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual
members of the Executive Committee are responsible for geographic regions of the business.
Under the Group’s operating model, the financial results and the composition of the operating segments are reported to the
CODM per geographical region and the Projects segment which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities.
In addition to the geographical reportable segments structure, the Group has voluntarily disaggregated and disclosed the financial information on a line-by-line basis for each mining operation to facilitate comparability of mine performance.

Figures in millions	Gold income
US Dollars	2023	2022	2021

Geographical analysis of gold income by origin is as follows:
Africa (1)	3,068	2,981	2,644
Kibali - Attributable 45%	668	596	659
Iduapriem	522	443	361
Obuasi	439	431	204
Siguiri	505	591	545
Geita	934	920	875

Australia	1,081	967	890
Sunrise Dam	495	410	416
Tropicana - Attributable 70%	586	557	474

Americas	999	1,036	1,028
Cerro Vanguardia	317	319	279
AngloGold Ashanti Mineração (2)	515	557	600
Serra Grande	167	160	149

	5,148	4,984	4,562
Equity-accounted joint ventures included above	(668)	(596)	(659)
	4,480	4,388	3,903

Geographical analysis of gold income by destination is as follows:

United Kingdom #	2,223	2,557	1,891
Foreign entities *	2,257	1,831	2,012
South Africa #	120	103	110
Ghana (3)	169	—	—
North America	270	409	699
South America	31	33	34
Australia	1,081	967	890
Europe	586	319	279

	4,480	4,388	3,903

*Entities are considered foreign in relation to the Group’s country of domicile. With the change in domicile of the Group’s parent company from South Africa to the
United Kingdom, as a result of the corporate restructuring in September 2023, the segment disclosures have been updated to reflect the country of domicile to be the United Kingdom. Comparative information has been restated.
#The Siguiri gold production is sold through an agent to multiple customers, the destination of which was previously not determinable, and as a result was allocated to the Other category in the geographical analysis (2022: $591m; 2021: $545m). In the current financial year, the agent was able to provide the geographical analysis for the gold income including the comparative periods, which have been reclassified to South Africa (2022: $100m; 2021: $100m) and the
United Kingdom (2022: $491m; 2021: $445m) accordingly. The Kibali gold production which was previously included in the geographical analysis (and allocated to South Africa) has been removed (2022: $596m; 2021: $659m) as this is not required for joint ventures.
The Group's revenue is mainly derived from gold income. Approximately 67% (2022: 67%; 2021: 66%) of the Group's total gold produced is sold to three customers of the Group: ANZ Investment Bank Ltd in Australia 24% (2022: 22%; 2021: 23%), Standard Chartered Bank in the United Kingdom 23% (2022:
31%; 2021: 34%), and JP Morgan Chase NA London in the United Kingdom 20% (2022: 14%; 2021: 9%). Due to the diversity and depth of the total gold market, the bullion banks do not possess significant pricing power.

Figures in millions	By-product revenue
US Dollars	2023	2022	2021

Africa (1)	5	4	5
Kibali - Attributable 45%	2	1	2
Iduapriem	—	1	1
Obuasi	1	1	—
Siguiri	—	—	1
Geita	2	1	1

Australia	4	4	4
Sunrise Dam	1	1	1
Tropicana - Attributable 70%	3	3	3

Americas	95	106	119
Cerro Vanguardia	93	75	93
AngloGold Ashanti Mineração	2	31	26

	104	114	128
Equity-accounted joint ventures included above	(2)	(1)	(2)
	102	113	126

Figures in millions	Cost of sales
US Dollars	2023	2022	2021
		Restated (8)	Restated (8)

Africa (1)	2,111	2,008	1,652
Kibali - Attributable 45%	372	342	350
Iduapriem	387	314	238
Obuasi	313	266	164
Siguiri	473	492	412
Geita	566	594	488

Australia	867	783	740
Sunrise Dam	399	371	364
Tropicana - Attributable 70%	438	382	346
Administration and other	30	30	30

Americas	931	913	822
Cerro Vanguardia	307	273	261
AngloGold Ashanti Mineração	453	477	435
Serra Grande	169	162	123
Administration and other	2	1	3

Corporate and other	4	4	(5)
	3,913	3,708	3,209
Equity-accounted joint ventures included above	(372)	(342)	(350)
	3,541	3,366	2,859

Figures in millions	Gross profit (loss) (4)
US Dollars	2023	2022	2021
		Restated (8)	Restated (8)

Africa (1)	961	977	997
Kibali - Attributable 45%	297	256	311
Iduapriem	135	130	124
Obuasi	127	165	41
Siguiri	31	99	133
Geita	370	327	388
Administration and other	1	—	—

Australia	220	188	153
Sunrise Dam	99	40	53
Tropicana - Attributable 70%	151	177	130
Administration and other	(30)	(29)	(30)

Americas	162	229	325
Cerro Vanguardia	102	122	111
AngloGold Ashanti Mineração	63	111	191
Serra Grande	(2)	(2)	26
Administration and other	(1)	(2)	(3)

Corporate and other	(19)	(9)	6
	1,324	1,385	1,481
Equity-accounted joint ventures included above	(297)	(256)	(311)
	1,027	1,129	1,170

Figures in millions	Amortisation
US Dollars	2023	2022	2021
		Restated (8)	Restated (8)

Africa (1)	419	371	270
Kibali - Attributable 45%	99	95	105
Iduapriem	129	80	19
Obuasi	61	40	22
Siguiri	39	54	49
Geita	91	102	75

Australia	163	172	150
Sunrise Dam	58	54	60
Tropicana - Attributable 70%	104	117	88
Administration and other	1	1	2

Americas	170	185	161
Cerro Vanguardia	39	39	27
AngloGold Ashanti Mineração	88	106	108
Serra Grande	43	40	25
Administration and other	—	—	1

Corporate and other	5	4	3
	757	732	584
Equity-accounted joint ventures included above	(99)	(95)	(105)
	658	637	479

Figures in millions	Total assets (5)(6)
US Dollars	2023	2022	2021
		Restated (8)	Restated (8)

Africa (1)	4,414	4,035	4,231
Kibali - Investment in joint venture and loan receivable	1,066	1,054	1,598
Iduapriem	526	436	386
Obuasi	1,288	1,219	1,036
Siguiri	486	457	477
Geita	1,042	864	729
Administration and other	6	5	5

Australia	942	960	1,034

Americas	1,254	1,395	1,573
Cerro Vanguardia	524	514	491
AngloGold Ashanti Mineração	584	625	781
Serra Grande	127	217	252
Administration and other	19	39	49

Projects	833	872	313
Colombian projects	194	244	211
North American projects	639	628	102

Corporate and other	732	751	856
	8,175	8,013	8,007

Figures in millions	Non-current assets (7)
US Dollars	2023	2022	2021
		Restated (8)	Restated (8)

Non-current assets considered material, by country are:

United Kingdom	58	58	56
Foreign entities *	5,823	5,739	5,655

South Africa	47	40	65
DRC	919	1,054	1,598
Ghana	1,512	1,349	1,192
Tanzania	706	594	510
Australia	752	758	806
Brazil	510	648	796
United States	636	617
* Entities are considered foreign in relation to the Group’s country of domicile. With the change in domicile of the Group’s parent company from South Africa to the
United Kingdom, as a result of the corporate restructuring in September 2023, the segment disclosures have been updated to reflect the country of domicile to be the United Kingdom. Comparative information has been restated.

Figures in millions	Capital expenditure
US Dollars	2023	2022	2021

Africa (1)	710	576	506
Kibali - Attributable 45%	85	90	72
Iduapriem	142	146	105
Obuasi	214	159	168
Siguiri	78	27	38
Geita	191	154	123

Australia	135	202	185
Sunrise Dam	47	50	62
Tropicana - Attributable 70%	87	152	122
Administration and other	1	—	1

Americas	254	322	346
Cerro Vanguardia	75	66	69
AngloGold Ashanti Mineração	124	199	195
Serra Grande	55	57	82

Projects	27	17	52
Colombian projects	11	16	52
North American projects	16	1	—

Corporate and other	1	1	11
	1,127	1,118	1,100
Equity-accounted joint ventures included above	(85)	(90)	(72)
	1,042	1,028	1,028
(1)Includes equity-accounted investments.
(2)Includes income from sale of gold concentrate of $267m (2022: nil; 2021: nil).
(3)With the introduction of new gold sales regulations in Ghana, 20% of gold produced in Ghana must be sold to the Bank of Ghana at arm’s length.
(4)The Group's segmental profit measure is gross profit, which excludes the results of associates and joint ventures. For the reconciliation of gross profit to profit before taxation, refer to the Group income statement.
(5)Total assets include allocated goodwill of $105m (2022: $105m; 2021: $111m) for Australia and nil (2022: nil; 2021: $8m) for Americas (note 14).
(6)For the year ended 31 December 2023, pre-tax net impairments and derecognition of assets of $227m were accounted for in the Americas ($207m) and in the
Projects ($25m), partly offset by a profit on derecognition of assets in Africa ($5m). For the year ended 31 December 2022, pre-tax impairments and derecognition of assets of $319m were accounted for in the Americas ($315m) and Africa ($4m).
(7)Non-current assets exclude financial instruments, deferred tax assets and reimbursive right for post-retirement benefits.
(8)Comparative periods have been retrospectively restated. Refer to note 1.3.